Stockholders' Equity (Details 2) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Outstanding, Beginning Balance	1,132,043	1,219,543
Warrants, Granted	337,500	75,000
Warrants, Canceled	0	0
Warrants, Exercised	0	(162,500)
Warrants, Expired/Forfeited	0	0
Warrants, Outstanding, Ending Balance	1,469,543	1,132,043
Warrants, Exercisable at December 31, 2013	1,457,043
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 2.47	$ 1.95
Weighted-Average Exercise Price, Granted	$ 5.00	$ 5.50
Weighted-Average Exercise Price, Canceled	$ 0	$ 0
Weighted-Average Exercise Price, Exercised	$ 0	$ (0.01)
Weighted-Average Exercise Price, Expired/Forfeited	$ 0	$ 0
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 3.05	$ 2.47
Weighted-Average Exercise Price, Exercisable at December 31, 2013	$ 3.03